Share - Based Compensation	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share - Based Compensation
7.
SHARE-BASED COMPENSATION

2023 Employee Stock Option and Incentive Plan

On March 2, 2023, the Company adopted the 2023 Employee Stock Option and Incentive Plan (“2023 ESOP”) which allows for the grant of equity incentives, including share-based options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”) and other awards. The 2023 ESOP lays out the details for the equity incentives for talent acquisition and retention purposes. Each grant of share-based options made under the 2023 ESOP entitles the grantee to acquire ordinary shares with payment of the exercise price in cash. The Company intends to settle any options, RSUs and SARs granted only in ordinary shares. Following the Company’s Annual General Meeting on May 13, 2026, the total conditional share capital available for issuance under the 2023 ESOP was increased to 12,677,700 ordinary shares.

Option awards and SARs

The fair value of option awards and SARs is determined using the Black-Scholes option-pricing model. The weighted average grant date fair value for options and SARs granted during the six months ended June 30, 2026 was CHF 14.30 or $18.17 per share. The weighted average grant date fair value for options and SARs granted during the six months ended June 30, 2025 was CHF 12.48 or $14.47 per share.

The following assumptions were used in the Black-Scholes option pricing model for determining the value of options and SARs granted during the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025
Weighted average share price at the date of grant(1)	$26.82 (CHF 21.11)	$18.68 (CHF 16.11)
Range of expected volatilities (%)(2)	68.01 - 86.38	89.91 - 91.39
Range of expected terms (years)(3)	5.50 - 6.25	6.25
Range of risk-free interest rates (%)(4)	3.75 - 4.37	3.94 - 4.26
Dividend yield (%)	0.00	0.00

(1) The equity award exercise price is denominated in USD.

(2) The expected volatility was derived from the historical stock volatilities of the Company, as well as comparable peer public companies within the Company’s industry.

(3) The expected term represents the period that share-based awards are expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.

The following table summarizes the Company’s stock option and SAR activity under the 2023 ESOP for the six months ended June 30, 2026 and 2025:

	2026			2025
	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates
Outstanding as of January 1,	5,163,946	8.32	2028 - 2035	4,687,054	6.82	2028 - 2034
Options granted	1,116,899	21.11	2036	1,035,131	16.11	2035
Forfeited(1)	(91,746)	13.18	2033 - 2036	(297,978)	8.31	2033 - 2034
Exercised(1)	(72,750)	8.05	2028 - 2034	(335,581)	5.02	2033 - 2034
Outstanding as of June 30,	6,116,349	10.22	2028 - 2036	5,088,626	8.48	2028 - 2035

(1) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2026 and 2025. No SARs had been exercised or forfeited during the six months ended June 30, 2026 and 2025.

The number of options and SARs that were exercisable at June 30, 2026 and 2025 were 3,306,692 and 2,236,218, respectively. Excluding earnout options, which have an exercise price of CHF 0.01, options outstanding as of June 30, 2026 have exercise prices ranging from CHF 1.54 to CHF 24.69. The weighted average remaining contractual life of options and SARs outstanding as of June 30, 2026 and December 31, 2025 was seven years.

Restricted stock units

Each RSU granted under the 2023 ESOP entitles the grantee to one ordinary share upon vesting of the RSU. The Company intends to settle all RSUs granted in equity. The fair value of RSUs is determined by the closing stock price on the date of grant and the related compensation cost is amortized over the vesting period of the award using the graded method. RSUs have time-based vesting conditions ranging from one to four years. The following is a summary of RSU activity for the six months ended June 30, 2026 and 2025:

	2026			2025
	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates
Outstanding as of January 1,	1,007,636	13.93	2034 - 2035	467,478	9.81	2034
RSUs granted	766,262	21.20	2036	646,741	16.16	2035
RSUs vested/released	(289,398)	13.78	2034 - 2036	(97,990)	9.55	2034
Outstanding as of June 30,	1,484,500	17.22	2034 - 2036	1,016,229	14.31	2034 - 2035

Share-based compensation expense

The total share-based compensation expense recognized in the statement of loss amounted to CHF 6.6 million and CHF 11.6 million for the three and six months ended June 30, 2026, respectively, including CHF 3.2 million and CHF 5.4 million recognized during the three and six months ended June 30, 2026, respectively, related to RSUs outstanding. Total share-based compensation recognized in the statement of loss was CHF 4.5 million and CHF 7.2 million for the three and six months ended June 30, 2025, respectively, including CHF 1.7 million and CHF 2.6 million recognized during the three and six months ended June 30, 2025, respectively, related to RSUs outstanding. The reserve for share-based payment increased from CHF 30.4 million as of December 31, 2025 to CHF 38.1 million as of June 30, 2026.

Earnout options

As a result of the Company’s 2023 business combination agreement with European Biotech Acquisition Corp (“BCA”), certain pre-BCA Oculis equity holders received consideration in the form of 3,793,995 earnout shares and 369,737 earnout options with an exercise price of CHF 0.01. Vesting of earnout shares and options was based on the achievement of post acquisition-closing volume weighted average share price targets of Oculis of $15.00, $20.00 and $25.00, in each case, for any 20 trading days within any consecutive 30 trading day period commencing after the acquisition closing date and ending on or prior to March 2, 2028. The price targets of $15.00, $20.00 and $25.00 were met in November 2024, February 2025 and February 2026, respectively, resulting in an aggregate of 3,793,995 earnout shares vesting and certain earnout options becoming exercisable. As of June 30, 2026, 211,148 earnout options were exercisable.